Components and Changes of Direct Restructuring Accruals (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Apr. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Balance beginning	$ 74	[1],[2]	$ 81	[1]	$ 81	[1]	$ 101		$ 185
Provision	3		24		52		54		55
Utilization and other	(9)	[3]			(59)	[3]	(74)	[3]	(139)	[3]
Balance ending	54	[2]			74	[1],[2]	81	[1]	101
Separation adjustment	(14)	[4]
Employee Termination Costs
Restructuring Reserve [Roll Forward]
Balance beginning	68	[1],[2]	70	[1]	70	[1]	90		180
Provision					49		53		15
Utilization and other	(2)	[3]			(51)	[3]	(73)	[3]	(105)	[3]
Balance ending	52	[2]			68	[1],[2]	70	[1]	90
Separation adjustment	(14)	[4]
Asset Impairment Charges
Restructuring Reserve [Roll Forward]
Provision					4				5
Utilization and other					(4)	[3]			(5)	[3]
Exit Costs
Restructuring Reserve [Roll Forward]
Balance beginning	6	[1],[2]	11	[1]	11	[1]	11		5
Provision	3				(1)		1		35
Utilization and other	(7)	[3]			(4)	[3]	(1)	[3]	(29)	[3]
Balance ending	$ 2	[2]			$ 6	[1],[2]	$ 11	[1]	$ 11

[1]	At December 31, 2012 and 2011, included in Other current liabilities ($63 million and $53 million, respectively) and Other noncurrent liabilities ($11 million and $28 million, respectively).
[2]	At March 31, 2013 and December 31, 2012, included in Other current liabilities ($45 million and $63 million, respectively) and Other noncurrent liabilities ($9 million and $11 million, respectively).
[3]	Includes adjustments for foreign currency translation.
[4]	See Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: Adjustments Associated with the Separation.